Common Stock (Details Textuals) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended				0 Months Ended	12 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended			12 Months Ended			12 Months Ended
	Sep. 30, 2008	Jun. 30, 2009	Dec. 31, 2009	Dec. 31, 2010	Oct. 28, 2008	Apr. 08, 2008	Apr. 08, 2008 Bear Stearns [Member] Common stock [Member]	Dec. 31, 2008 Bear Stearns [Member] Common stock [Member]	Sep. 30, 2008 Common stock [Member]	Jun. 30, 2009 Common stock [Member]	Dec. 31, 2009 Common stock [Member]	Dec. 31, 2008 Common stock [Member]	Dec. 31, 2010 Common stock [Member]	Dec. 31, 2010 Treasury stock, at cost	Dec. 31, 2008 Share Exchange Transaction [Member] Bear Stearns [Member]	May 31, 2008 Share Exchange Transaction [Member] Bear Stearns [Member]	Dec. 31, 2008 Bear Stearns [Member]	Apr. 08, 2008 Bear Stearns [Member]
Common Stock (Numeric) [Abstract]
Warrant to purchase shares of the Firm's common stock					88,401,697
Exercise price for Warrant to purchase shares of the Firm's common stock					$ 42.42
Us Treasury Warrant Exchange and Secondary Offering			The U.S. Treasury exchanged the Warrant for 88,401,697 warrants, each of which was a warrant to purchase a share of the Firm’s common stock at an exercise price of $42.42 per share and, on December 11, 2009, sold the warrants in a secondary public offering for $950 million.
Shares of common stock authorized to issue			9,000,000,000	9,000,000,000
Common stock par value per share			$ 1	$ 1
Value of new shares issued	11,485,000,000	5,756,000,000
New shares issued	2,839,000,000	1,633,000,000									163,300,000	283,900,000
Value of new shares issued, per share									40.50	35.25
Common stock reserved for future issuance under various plans													564,000,000
Shares of common stock repurchased by the Firm														(77,900,000)
Stock Repurchase Program Amount Authorized for Repurchase Common Stock														Under the stock repurchase program authorized by the Firm’s Board of Directors, the Firm is authorized to repurchase up to $10.0 billion of the Firm’s common stock
Cost of shares of common stock repurchased by the Firm														2,999,000,000
Average price per share of common stock repurchased by the Firm														$ 38.49
Authorized repurchase capacity remaining with respect to the common stock														$ 3,200,000,000
JPMorgan Chase common stock newly issued in acquisition of Bear Stearns							20,700,000	20,700,000									26,473,000
Bear Stearns common stock exchanged in acquisition of Bear Stearns							95,000,000								95,000,000
Percentage of voting equity interests acquired in Bear Stearns						39.50%												39.50%
JPMorgan Chase canceled shares after the acquisition								20,700,000
Bear Stearns canceled shares after the acquisition								95,000,000								95,000,000
Stock Repurchase Program Amount Authorized for Repurchase of Warrants														Under the stock repurchase program authorized by the Firm’s Board of Directors, the Firm is authorized to repurchase up to…88 million warrants issued in 2008 under the U.S. Treasury’s Capital Purchase Program